Fees Summary	Mar. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,771,830.97
Previously Paid Amount	0
Total Fee Amount	2,178.1
Total Offset Amount	0
Net Fee	$ 2,178.1